Segment disclosure	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment disclosure

27. Segment disclosure

The Company’s business is organized into one single operating segment, consisting of acquiring and managing precious metals and other high-quality streams and related interests, and royalties. The Company’s chief operating decision-maker, the CEO, makes capital allocation decisions, reviews operating results and assesses performance.

Geographic revenues from the sale of metals and diamonds received or acquired from streams and related interests and royalties is determined by the location of the mining operations giving rise to the stream and related interests or royalty.

For the years ended December 31, 2025 and 2024, stream and related interests and royalty revenues were mainly earned from the following jurisdictions:

Revenue by geography

For the years ended December 31	2025	2024
Australia	$146,027	$94,095
Peru	93,184	70,509
Other Latin America	53,415	27,212
Africa and Asia	49,837	39,746
United States	29,950	26,520
Canada	16,291	10,909
Total revenues	$388,704	$268,991

As at December 31, 2025 and 2024, non-current assets were located in the following jurisdictions:

As at December 31	2025	2024
Australia	$579,034	$607,194
United States	552,435	297,232
Canada	251,928	236,536
South Africa	127,171	130,860
Peru	108,390	90,036
Côte d’Ivoire	90,552	101,468
Mexico	62,227	66,376
Chile	54,671	32,391
Colombia	40,488	43,145
Guatemala	24,900	24,900
Mongolia	17,350	17,350
Other	51,535	46,846
Total non-current assets	$1,960,681	$1,694,334